Segment Information Additional Information (Details) - Segment	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Segment Reporting [Abstract]
Number of operating segments	3	3	3
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:BoardOfDirectorsChairmanMember, srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM evaluates performance based on each operating segment’s revenue and cost of revenue, and uses these results to evaluate the performance of, and to allocate resources to each of the segments.